11. FINANCIAL INSTRUMENTS: Schedule of financial assets measured at fair value by level (Tables)	12 Months Ended
Dec. 31, 2019
Tables/Schedules
Schedule of financial assets measured at fair value by level
As at December 31, 2019	Level 1	Level 2	Level 3	Total
Assets:
Cash	$58,343	$-	$-	$58,343
Due from optionees	31,622	-	-	31,622
Other receivables	29,096	-	-	29,096
Property deposits	17,500	-	-	17,500
	$136,561	$-	$-	$136,561

As at December 31, 2018	Level 1	Level 2	Level 3	Total
Assets:
Cash	$106,288	$-	$-	$106,288
Due from optionees	43,223	-	$-	43,223
Other receivables	35,636	-	$-	35,636
Property deposits	134,272	-	$-	134,272
	$319,419	$-	$-	$319,419